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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Narragansett Management, LP
Address:      540 Madison Avenue, 38th Floor, New York, New York 10022

Form 13F File Number: 28-10059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Janeen D. Eckert
Title:      Chief Financial Officer
Phone:      (212) 813-5855

Signature, Place, and Date of Signing:

   /s/ Janeen D. Eckert        New York, New York        February 13, 2004
   --------------------        ------------------        -----------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     30
Form 13F Information Table Value Total:     $225,468 (Thousands)
List of Other Included Managers:            None


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             NARRAGANSETT MANAGEMENT, LP
             FORM 13F INFORMATION TABLE


                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                                            Value     Shares or      Investment   Other
      Name of Issuer          Title of Class    Cusip      (x1000)    Prin. Amt.     Discretion  Managers     Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                    COMMON STOCK   00339B107   6,175.00    500,000.00  SH     SOLE              500,000.00
ADVANCIS PHARMACEUTICALS COR   COMMON STOCK   00764L109   2,376.00    316,850.00  SH     SOLE              316,850.00
AEROPOSTALE INC                COMMON STOCK   007865108   1,124.00     41,000.00  SH     SOLE               41,000.00
ALKERMES INC                   COMMON STOCK   01642T108  10,125.00    750,000.00  SH     SOLE              750,000.00
ANTHEM INC                     COMMON STOCK   03674B104  18,750.00    250,000.00  SH     SOLE              250,000.00
APPLIED MOLECULAR EVOLUTION    COMMON STOCK   03823E108  14,785.00    829,200.00  SH     SOLE              829,200.00
ARENA PHARMACEUTICALS INC      COMMON STOCK   040047102     930.00    149,931.00  SH     SOLE              149,931.00
BERKSHIRE HATHAWAY INC         CLASS A        084670108  12,638.00        150.00  SH     SOLE                  150.00
CIMA LABS INC                  COMMON STOCK   171796105   7,340.00    225,000.00  SH     SOLE              225,000.00
CIRCUIT CITY STORES            COMMON STOCK   172737108   1,013.00    100,000.00  SH     SOLE              100,000.00
DADE BEHRING HLDGS INC         COMMON STOCK   23342J206   4,468.00    125,000.00  SH     SOLE              125,000.00
ELAN CORP PLC                  SPONSORED ADR  284131208   9,302.00  1,350,000.00  SH     SOLE            1,350,000.00
GENELABS TECHNOLOGIES INC      COMMON STOCK   368706107   2,193.00    775,000.00  SH     SOLE              775,000.00
INCYTE GENOMINCS INC           COMMON STOCK   45337C102   8,208.00  1,200,000.00  SH     SOLE            1,200,000.00
MCKESSON INC                   COMMON STOCK   58155Q103   3,216.00    100,000.00  SH     SOLE              100,000.00
MEDTRONIC INC                  COMMON STOCK   585055106  24,305.00    500,000.00  SH     SOLE              500,000.00
THE MENS WEARHOUSE INC         COMMON STOCK   587118100     478.00     19,100.00  SH     SOLE               19,100.00
MID ATLANTIC MEDICAL SVCS INC  COMMON STOCK   59523C107   2,592.00     40,000.00  SH     SOLE               40,000.00
MILLENNIUM PHARMACEUTICALS     COMMON STOCK   599902103   9,325.00    500,000.00  SH     SOLE              500,000.00
OSI PHARMACEUTICALS INC        COMMON STOCK   671040103  12,900.00    400,000.00  SH     SOLE              400,000.00
PACIFIC SUNWEAR CALIF INC      COMMON STOCK   694873100   1,085.00     51,400.00  SH     SOLE               51,400.00
PFIZER INC                     COMMON STOCK   717081103  17,665.00    500,000.00  SH     SOLE              500,000.00
PROGENICS PHARMACEUTICALS INC  COMMON STOCK   743187106  12,127.00    643,000.00  SH     SOLE              643,000.00
ROTO ROOTER INC                COMMON STOCK   778787101  16,135.00    350,000.00  SH     SOLE              350,000.00
SALIX PHARMACEUTICALS LTD      COMMON STOCK   795435106   5,400.00    300,000.00  SH     SOLE              300,000.00
SEARS ROEBUCK & CO             COMMON STOCK   812387108   1,365.00     30,000.00  SH     SOLE               30,000.00
TIFFANY & CO                   COMMON STOCK   886547108   3,480.00     77,000.00  SH     SOLE               77,000.00
VAXGEN INC                     COMMON STOCK   922390208   9,132.00  1,153,021.00  SH     SOLE            1,153,021.00
WAL-MART STORES INC            COMMON STOCK   931142103   5,836.00    110,000.00  SH     SOLE              110,000.00
WET SEAL INC                   CLASS A        961840105   1,000.00    101,100.00  SH     SOLE              101,100.00

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